Segment Information (Geographical Revenue Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues	$ 7,700	$ 6,332	[1]	$ 4,565	$ 7,525	$ 5,531	$ 4,596	$ 5,359	$ 6,247	$ 26,122	$ 21,733	$ 21,770
United States of America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues										21,814	21,561	22,140
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues										4,363	135	(329)
Other [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues										$ (55)	$ 37	$ (41)

[1]	1] In periods of a net loss available to common shareholders, the Company uses basic weighted average common shares outstanding in the calculation of diluted loss per common share, since the inclusion of shares for warrants, stock compensation plans and the assumed conversion of the preferred shares to common would have been antidilutive to the earnings (loss) per common share calculation. In the absence of the net loss available to common shareholders, weighted average common shares outstanding and dilutive potential common shares would have totaled 485.8 million and 488.9 million for the three months ended June 30, 2012 and December 31, 2012, respectively. In addition, assuming the impact of mandatory convertible preferred shares was not antidilutive, weighted average common shares outstanding and dilutive potential common shares would have totaled 489.9 million, 482.7 million, 489.6 million, 494.1 million and 503.1 million for the three months ended March 31, 2012, September 30, 2012 December 31, 2011, September 30, 2011 and June 30, 2011, respectively.[2] As previously reported, the Company filed Amendment No. 1 on Form 10-Q/A to amend and restate its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2012 as originally filed with the Securities and Exchange Commission on November 1, 2012 (the "Restatement"). In the Restatement, which was filed prior to the announcement of the sale of HLIL, the Company recognized an estimated pre-tax reinsurance loss on disposition of $533 comprised of impairment to goodwill to the Individual Life business of $342 and a loss accrual for premium deficiency of $191 in the third quarter of 2012. This table reflects the impact of the Restatement and the reclassification of the Company's U.K. variable annuity business as discontinued operations as a result of the announcement of the sale of HLIL on June 27, 2013.